Derivative financial instruments	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about hedges [abstract]
Derivative financial instruments
2
0
. Derivative financial instruments
(1) Undesignated derivative financial instruments
Toyota uses foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements, and interest rate options, to manage its exposure to foreign currency exchange rate fluctuations and interest rate fluctuations from an economic perspective, and Toyota is unable to or has elected not to apply hedge accounting. Toyota does not use derivatives for speculation or trading.
(2) Fair value and gain and losses of derivatives
The fair values of the derivatives as of March 31, 2021 and 2022 are as follows:

	Yen in millions
	March 31,
	2021	2022
Derivative assets
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current assets
- Other financial assets	37,852	69,625
Non-current assets
- Other financial assets	236,023	333,683

Total	273,876	403,309

Foreign exchange forward and option contracts
Current assets
- Other financial assets	8,488	15,865
Non-current assets
- Other financial assets	—	—

Total	8,488	15,865

Total derivative assets	282,364	419,173

	Yen in millions
	March 31,
	2021	2022
Derivative financial liabilities
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current liabilities
- Other financial liabilities	(89,681)	(87,926)
Non-current liabilities
- Other financial liabilities	(226,434)	(326,177)

Total	(316,115)	(414,102)

Foreign exchange forward and option contracts
Current liabilities
- Other financial liabilities	(109,865)	(83,096)
Non-current liabilities
- Other financial liabilities	—	—

Total	(109,865)	(83,096)

Total derivative liabilities	(425,980)	(497,198)

The amount of underlying notional of derivatives as of March 31, 2021 and 2022 are as follows:

	Yen in millions
	March 31,
	2021	2022
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap	21,453,268	21,510,803
Foreign exchange forward and option contracts	4,884,400	2,976,488

Total	26,337,668	24,487,291

Undesignated derivative financial instruments are used to manage economic risks of fluctuations in foreign currency exchange rates and interest rates of certain receivables and payables. Those economic risks are offset by changes in the fair value of undesignated derivative financial instruments.
The gain (loss) on derivative transactions as of March 31, 2020, 2021 and 2022 were
 ¥13,419
million,
 ¥588
million and ¥773 million, respectively. The amounts are included in cost of financial services and foreign exchange gain (loss), net.
Cash flows from transactions of derivative financial instruments are included in cash flows from operating activities in the consolidated statement of cash flows.
(3) Credit risk related contingent features
Toyota enters into International Swaps and Derivatives Association Master Agreements with counterparties. These Master Agreements contain a provision requiring either Toyota or the counterparty to settle the contract or to post assets to the other party in the event of a ratings downgrade below a specified threshold.

The aggregate fair value amount of derivative financial instruments that contain credit risk related contingent features that are in a net liability position after being offset by cash collateral as of March 31, 2021 and 2022 is ¥35,148 million and ¥36,190 million, respectively. The aggregate fair value amount of assets that are already posted as cash collateral as of March 31, 2021 and 2022 is ¥75,394 million and ¥99,718 million, respectively. If the ratings of Toyota decline below specified thresholds, the maximum amount of assets to be posted or for which Toyota could be required to settle the contracts is ¥36,190 million as of March 31, 2022. See Note 22 for details.